Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
23.
Commitments and Contingencies

Legal Proceedings

flyExclusive Litigation

On June 30, 2023, Exclusive Jets, LLC (“Exclusive”) served Wheels Up Partners, LLC (“WUP”) a Notice of Termination of the parties’ Fleet Guaranteed Revenue Program Agreement, dated November 1, 2021 (the “GRP Agreement”) following material breaches of the GRP Agreement by WUP, including WUP’s failure to pay outstanding amounts owed to Exclusive under the GRP Agreement. Subsequently, on July 5, 2023, WUP filed a lawsuit against flyExclusive in the United States District Court for the Southern District of New York (the “Initial Lawsuit”), alleging that Exclusive breached the GRP Agreement and the implied duty of good faith and fair dealing therein by wrongfully terminating the GRP Agreement. WUP contends that Exclusive did not have a right to terminate the GRP Agreement, that the termination was thus ineffective, and instead constituted a material breach of the GRP Agreement. WUP alleges this gave WUP the right to terminate the GRP Agreement, which WUP alleges it has done. WUP seeks compensatory damages in an unspecified amount and attorney’s fees and costs.

On August 23, 2023, prior to Exclusive filing a responsive pleading in the Initial Lawsuit, WUP voluntarily dismissed the Initial Lawsuit. That same day, WUP re-filed the same lawsuit against Exclusive in the Supreme Court of the State of New York, County Of New York (the “State Lawsuit”). On September 12, 2023, Exclusive removed the State Lawsuit to the Southern District of New York (the “Court”), where the lawsuit is currently pending as case number 1:23-cv-08077-VSB. On September 19, 2023, Exclusive filed a motion to dismiss for lack of personal jurisdiction or, in the alternative, motion to transfer the lawsuit to the U.S District Court for the Eastern District of North Carolina (“Motion to Dismiss”). On October 9, 2023, WUP filed a motion to remand the State Lawsuit back to state court (“Motion to Remand”) contending that the Court lacks subject matter jurisdiction because there is not complete diversity of citizenship between the parties. WUP’s Motion to Remand and Exclusive’s Motion to Dismiss are pending before the Court.

On October 31, 2024, Exclusive filed an answer denying that WUP is entitled to any of the relief sought by WUP, and also filed a Counterclaim for breach of contract against WUP seeking damages in excess of $75,000. The parties are currently engaged in settlement discussions, but no settlement has been reached as of the date of this disclosure.

Other Litigation

The Company is subject to certain claims and contingent liabilities that arise in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our consolidated results of operations, financial position, or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any pending legal action, which we currently believe to be immaterial, does not become material in the future.

Tax Receivable Agreement

The Company is party to a Tax Receivable Agreement (“TRA”) with Thomas James Segrave Jr. (“Segrave”), Thomas James Segrave, Jr., as custodian for Laura Grace Segrave (“LG Trust”); Thomas James Segrave, Jr., as custodian for Madison Lee Segrave, (“ML Trust”); Thomas James Segrave, Jr., as custodian for Lillian May Segrave, (“LM Trust”); Thomas James Segrave, Jr., as custodian for Thomas James Segrave, III, (“TJ Trust” and, together with Segrave, LG Trust, ML Trust and LM Trust, the “Existing Equityholders”). At the closing of the Merger, the Company, LGM, the Existing Equityholders, and Thomas James Segrave Jr. entered into the TRA, dated as of December 27, 2023. Pursuant to the TRA, the Company is to pay the Existing Equityholders 85% of the Realized Tax Benefit as determined using a “with and without” methodology. The Realized Tax Benefit represents the Company’s tax savings from certain tax basis adjustments, as defined in the TRA, which is equal to the excess Company’s Hypothetical Tax Liability exclusive of the tax basis adjustments (the “without” calculation) and Actual Tax Liability inclusive of the tax basis adjustments (the “with” calculation) for a taxable year.

Upon certain Early Termination Events (as defined in the TRA), the Company is required to make a lump sum cash payment to the Existing Equityholders equal to the present value of all forecasted future payments that would have otherwise been made pursuant to the TRA. The lump sum cash payment would be based on certain assumptions, including those relating to the Company’s forecasted tax savings as determined using the aforementioned “with and without” methodologies.

As of September 30, 2025, it is not probable that an Early Termination Event will occur. In a scenario where an Early Termination Event occurred, the maximum amount payable to existing Equityholders would be approximately $7 million. This estimate is based on a blended federal and state tax rate of 24.5% and financial information as of December 31, 2024. If an Early Termination Effect becomes probable, the Company would accrue a liability along with a charge to income in accordance with the guidance outlined in ASC Topic 450-20-25-2.

Repurchase Contingencies

The Company has entered into sale and leaseback transactions in the ordinary course of business (see Note 6, "Variable Interest Entities"), and the Company has certain repurchase contingencies at the option of the lessors. These transactions typically require the aircraft lessor to provide the Company with formal notice of the exercise of the put option associated with the lease no later than 60 or 90 days in advance of the end of the lease term, with the aircraft repurchase to occur at the end of the lease term. Each lease with an associated put option has a lease term of typically 5 to 10 years from the date the aircraft is added by the FAA to the Company’s Charter Certificate Operation Specifications, and occasionally has a lease term beginning on the effective date of the lease agreement or the date the aircraft is delivered to the Company. Additionally, the put option purchase price is typically reduced dollar for dollar by the amount of each monthly payment or flight credit over the course of the lease term, but not reduced below a certain threshold.

The following is a schedule by years of future repurchase contingencies under the leases as of September 30, 2025:

Fiscal Year	Amount
Remainder of 2025	$—
2026	20,925
2027	22,875
2028	4,875
2029	5,408
Thereafter	1,600
$55,683

On August 26, 2021, the Company was issued formal notice from a lessor that it had exercised the end of term put option in connection with a leased aircraft. The Company is obligated to repurchase the aircraft in 2026 at the end of the lease term at the price of $3,450 less the dollar-for-dollar amount of each monthly payment made over the course of the lease term, but not reduced below $2,070 by application of such reduction.

23.
Commitments and Contingencies

Legal Proceedings

flyExclusive Litigation

On June 30, 2023, Exclusive Jets, LLC (“Exclusive”), a subsidiary of the Company served Wheels Up Partners, LLC (“WUP”) a Notice of Termination of the parties’ Fleet Guaranteed Revenue Program Agreement, dated November 1, 2021 (the “GRP Agreement”) following material breaches of the GRP Agreement by WUP, including WUP’s failure to pay outstanding amounts owed to Exclusive under the GRP Agreement. Subsequently, on July 5, 2023, WUP filed a lawsuit against Exclusive in the United States District Court for the Southern District of New York (the “Initial Lawsuit”), alleging that Exclusive breached the GRP Agreement and the implied duty of good faith and fair dealing therein by wrongfully terminating the GRP Agreement. WUP contends that Exclusive did not have a right to terminate the GRP Agreement, that the termination was thus ineffective, and instead constituted a material breach of the GRP Agreement. WUP alleges this gave WUP the right to terminate the GRP Agreement, which WUP alleges it has done. WUP seeks compensatory damages in an unspecified amount and attorney’s fees and costs.

On August 23, 2023, prior to Exclusive filing a responsive pleading in the Initial Lawsuit, WUP voluntarily dismissed the Initial Lawsuit. That same day, WUP re-filed the same lawsuit against Exclusive in the Supreme Court of the State of New York, County Of New York (the “State Lawsuit”). On September 12, 2023, Exclusive removed the State Lawsuit to the Southern District of New York (the “Court”), where the lawsuit is currently pending as case number 1:23-cv-08077-VSB. On September 19, 2023, Exclusive filed a motion to dismiss for lack of personal jurisdiction or, in the alternative, motion to transfer the lawsuit to the U.S District Court for the Eastern District of North Carolina (“Motion to Dismiss”). On October 9, 2023, WUP filed a motion to remand the State Lawsuit back to state court (“Motion to Remand”) contending that the Court lacks subject matter jurisdiction because there is not complete diversity of citizenship between the parties. WUP’s Motion to Remand and Exclusive’s Motion to Dismiss are pending before the Court.

On October 31, 2024, Exclusive filed an answer denying that WUP is entitled to any of the relief sought by WUP, and also filed a Counterclaim for breach of contract against WUP seeking damages in excess of $75,000. The parties are currently engaged in settlement discussions, but no settlement has been reached as of the date of this disclosure.

Other Litigation

The Company is subject to certain claims and contingent liabilities that arise in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our consolidated results of operations, financial position, or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any pending legal action, which we currently believe to be immaterial, does not become material in the future.

Repurchase Contingencies

The Company has entered into sale and leaseback transactions in the ordinary course of business (see Note 6, "Variable Interest Entities"), and the Company has certain repurchase contingencies at the option of the lessors. These transactions typically require the aircraft lessor to provide the Company with formal notice of the exercise of the put option associated with the lease no later than 60 or 90 days in advance of the end of the lease term, with the aircraft repurchase to occur at the end of the lease term. Each lease with an associated put option has a lease term of typically 5 to 10 years from the date the aircraft is added by the FAA to the Company’s Charter Certificate Operation Specifications, and occasionally has a lease term beginning on the effective date of the lease agreement or the date the aircraft is delivered to the Company.

Additionally, the put option purchase price is typically reduced dollar for dollar by the amount of each monthly payment or flight credit over the course of the lease term, but not reduced below a certain threshold.

The following is a schedule by years of future repurchase contingencies under the leases as of the year ended December 31, 2024:

Fiscal Year	Amount
2025	$8,893
2026	25,618
2027	22,666
2028	5,362
2029	5,852
$68,391

On August 26, 2021, the Company was issued formal notice from a lessor that it had exercised the end of term put option in connection with a leased aircraft. The Company is obligated to repurchase the aircraft in 2026 at the end of the lease term at the price of $3,450 less the dollar-for-dollar amount of each monthly payment made over the course of the lease term, but not reduced below $2,070 by application of such reduction.